[SBG LOGO] The Security Benefit
           Group of Companies
--------------------------------------------------------------------------------

February 4, 2003

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Subj:  SECURITY EQUITY FUND - File Nos.:  002-19458 and 811-01136

Dear Sir or Madam:

In accordance  with the  provisions of Rule 497(j) under the  Securities  Act of
1933,  please  accept  this  letter as  certification  that the  prospectus  and statement of additional  information  dated  February 1, 2003 do not differ from that contained in Security Equity Fund's  Post-Effective  Amendment No. 96 which was filed electronically on January 31, 2003.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 438-3226.

Sincerely,

AMY J. LEE

Amy J. Lee
Secretary
Security Equity Fund

   One Security Benefit Place * Topeka, Kansas 66636-0001 * (785) 438-3000 *
                             www.securitybenefit.com